Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended
October
31,
2018,
2017
and
2016
consists of:

Fiscal year ended October 31, 2018	Current	Deferred	Total
U.S. Federal	$14,163	$(49,281)	$(35,118)
State	18,467	—	18,467
Totals	$32,630	$(49,281)	$(16,651)

Fiscal year ended October 31, 2017	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(5,438)	—	(5,438)
Totals	$(5,438)	$—	$(5,438)

Fiscal year ended October 31, 2016	Current	Deferred	Total
U.S. Federal	$35,118	$—	$35,118
State	(29,219)	—	(29,219)
Totals	$5,899	$—	$5,899

Reported income tax expense for the years ended
October
31,
2018,
2017
and
2016
differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of
23.17%
in fiscal year
2018
and
34%
in fiscal years
2017
and
2016
to income before income taxes as follows:

	Years ended October 31,
	2018	2017	2016
“Expected” income taxes (benefit)	$243,772	$(593,031)	$(610,332)
Increase (reduction) in income tax expense (benefit) resulting from:
Remeasurement of deferred taxes related to the Tax Act	1,272,517	—	—
State income taxes, net of federal benefit	2,641	(29,422)	(79,386)
Meals and Entertainment	24,661	32,119	29,783
Provision to return reconciliation adjustment	(57,118)	18,064	8,760
Other differences, net	964	4,503	12,084
Change in valulation allowance	(1,504,088)	562,329	644,990
Reported income tax expense (benefit)	$(16,651)	$(5,438)	$5,899

The Tax Cuts and Jobs Act (the “Tax Act”), enacted on
December 22, 2017,
lowers the statutory federal corporate income tax rate from
35%
to
21%.
The reduction of the statutory federal corporate tax rate to
21%
became effective on
January 1, 2018.
Because the Company’s fiscal year
2018
commenced on
November 1, 2017,
the annual statutory federal corporate tax rate applicable to fiscal year
2018
is a blended rate of
23.17%.
Beginning in fiscal year
2019,
the annual statutory federal corporate tax rate will be
21%.

As a result of the reduction in the federal corporate tax rate, the Company remeasured its net deferred tax assets and the corresponding valuation allowance in the first
quarter of fiscal year
2018
which is the period that includes the enactment date of the Tax Act. The Company estimates the reduction in the value of its net deferred tax asset is approximately
$1.3
million, which will be offset by the change in valuation allowance of
$1.3
million. As of
October 31, 2018,
the Company has completed its analysis of the revaluation of its net deferred tax assets and there were no
material changes to the discrete adjustment recognized in the first
quarter of fiscal year
2018.

The Tax Act also repealed the corporate AMT for tax years beginning after
December 31, 2017,
and provides that existing AMT credit carryforwards are refundable in tax years beginning after
December 31, 2017.
The Company has recorded
$49,281
of AMT credit carryforwards that are expected to be fully refunded between fiscal years
2019
and
2022.
This amount is a deferred tax asset for which a valuation allowance is not
necessary and is presented as income taxes refundable-noncurrent on the consolidated balance sheet as of
October 31, 2018.

The Company continues to assess the impacts of the Tax Act on future fiscal years as well as analyze applicable information and data, and interpret any additional guidance issued by the U.S. Treasury Department, the Internal Revenue Service and others.

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of
October
31,
2018
and
2017
are presented below:

	October 31,
	2018	2017
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$36,779	$71,085
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	780,446	1,088,631
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	472,641	114,713
Share-based compensation expense	474,163	265,027
Net operating loss carryforwards	528,939	2,099,195
AMT credit carryforwards	49,281	—
Other	59,219	118,119
Total gross deferred tax assets	2,401,468	3,756,770
Valuation allowance	(2,118,487)	(3,622,575)
Net deferred tax assets	282,981	134,195
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	(231,672)	(130,626)
Other receivables, due to accrual for financial reporting purposes	(2,028)	(3,569)
Total gross deferred tax liabilities	(233,700)	(134,195)
Net deferred tax asset	$49,281	$—

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling
$1,517,605
(after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of
$4,455,525,
estimated to be available after considering Internal Revenue Code Section
382
limitations. As of
October 31, 2018,
$1,232,000
of these gross NOL carryforwards remain unused and
may
be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending
October 31, 2028.
Additionally, the Company has federal and state gross NOL carryforwards of
$724,453
and
$677,738,
respectively; originating with fiscal years
2015
and
2016,
and will
not
begin to expire until fiscal year
2031.

For the years ended
October 31, 2018
and
2017,
the Company considered all positive and negative evidence available to assess whether it is “more likely than not”
that some portion or all of the deferred tax assets will
not
be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification
740,
Income Taxes
, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of
$2,118,487
and
$3,622,575,
respectively, against net deferred tax assets existing as of
October 31, 2018
and
2017.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years
2018
and
2017
follows:

	October 31,
	2018	2017
Unrecognized tax benefits balance at beginning of year	$65,549	$78,322
Gross decreases for tax positions of prior years	(7,708)	(12,773)
Gross increases for current year tax positions	2,306	—
Unrecognized tax benefits balance at end of year	$60,147	$65,549

During fiscal year
2018,
the Company accrued interest of
$5,635
and reduced accrued penalties by
$1,927
related to unrecognized tax benefits. During fiscal year
2017,
the Company reduced accrued interest and penalties by
$4,633
and
$3,194,
respectively, related to unrecognized tax benefits. As of
October 31, 2018
and
2017,
the Company had approximately
$40,469
and
$36,761,
respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is
$41,520
and
$36,336
as of
October 31, 2018
and
2017,
respectively. The Company does
not
expect its unrecognized tax benefits to change significantly in the next
12
months.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended
October 31, 2015
through
October 31, 2017.